Quarterly Holdings Report
for

Fidelity Advisor® Equity Value Fund

February 28, 2021

AEV-QTLY-0421
1.797934.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	39,900	$2,206,470
Entertainment - 0.3%
Lions Gate Entertainment Corp. Class B (a)	33,703	422,636
Interactive Media & Services - 2.5%
Alphabet, Inc. Class A (a)	1,299	2,626,461
Facebook, Inc. Class A (a)	2,900	747,098
		3,373,559
Media - 5.5%
Comcast Corp. Class A	82,096	4,328,101
Fox Corp. Class A	13,055	434,862
Interpublic Group of Companies, Inc.	71,186	1,859,378
WPP PLC	67,600	808,458
		7,430,799
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	10,647	1,277,321

TOTAL COMMUNICATION SERVICES		14,710,785

CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.9%
Lear Corp.	7,187	1,193,689
Household Durables - 0.8%
Newell Brands, Inc.	17,400	403,158
Whirlpool Corp.	3,300	627,264
		1,030,422
Multiline Retail - 0.8%
Dollar General Corp.	5,461	1,032,074
Specialty Retail - 2.5%
Best Buy Co., Inc.	12,800	1,284,480
Dick's Sporting Goods, Inc.	8,700	620,919
Lowe's Companies, Inc.	7,200	1,150,200
Williams-Sonoma, Inc.	3,100	406,999
		3,462,598
Textiles, Apparel & Luxury Goods - 2.5%
PVH Corp.	20,615	2,060,675
Tapestry, Inc.	32,845	1,384,088
		3,444,763

TOTAL CONSUMER DISCRETIONARY		10,163,546

CONSUMER STAPLES - 6.8%
Beverages - 0.5%
C&C Group PLC (United Kingdom) (a)	205,466	737,107
Food & Staples Retailing - 1.8%
Kroger Co.	40,300	1,298,063
U.S. Foods Holding Corp. (a)	29,670	1,081,768
		2,379,831
Food Products - 1.7%
Mondelez International, Inc.	35,500	1,887,180
Tyson Foods, Inc. Class A	5,300	358,651
		2,245,831
Household Products - 2.8%
Procter & Gamble Co.	20,700	2,557,071
Reckitt Benckiser Group PLC	11,000	922,691
Spectrum Brands Holdings, Inc.	4,800	372,240
		3,852,002

TOTAL CONSUMER STAPLES		9,214,771

ENERGY - 2.1%
Energy Equipment & Services - 0.2%
Hoegh LNG Partners LP	21,346	328,942
Oil, Gas & Consumable Fuels - 1.9%
Cabot Oil & Gas Corp.	35,100	649,701
Parex Resources, Inc. (a)	86,600	1,384,130
Teekay LNG Partners LP	41,633	562,462
		2,596,293

TOTAL ENERGY		2,925,235

FINANCIALS - 19.2%
Banks - 8.0%
Bank of America Corp.	98,000	3,401,580
Cullen/Frost Bankers, Inc.	4,100	428,040
JPMorgan Chase & Co.	23,100	3,399,627
M&T Bank Corp.	11,156	1,683,887
PNC Financial Services Group, Inc.	11,400	1,919,304
		10,832,438
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	7,569	1,059,433
BlackRock, Inc. Class A	700	486,150
Invesco Ltd.	20,576	461,314
State Street Corp.	4,761	346,458
		2,353,355
Consumer Finance - 2.1%
Capital One Financial Corp.	9,344	1,123,055
Discover Financial Services	17,966	1,690,062
		2,813,117
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	22,603	5,436,247
Insurance - 3.4%
Allstate Corp.	3,697	394,100
American International Group, Inc.	16,300	716,385
Chubb Ltd.	10,238	1,664,494
The Travelers Companies, Inc.	12,217	1,777,574
		4,552,553

TOTAL FINANCIALS		25,987,710

HEALTH CARE - 15.0%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	9,700	1,481,675
Amgen, Inc.	7,979	1,794,637
Regeneron Pharmaceuticals, Inc. (a)	2,100	946,197
		4,222,509
Health Care Providers & Services - 7.9%
Anthem, Inc.	4,474	1,356,472
Centene Corp. (a)	38,197	2,236,052
Cigna Corp.	13,493	2,832,181
CVS Health Corp.	20,201	1,376,294
Humana, Inc.	1,078	409,263
UnitedHealth Group, Inc.	7,556	2,510,254
		10,720,516
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	41,552	2,548,384
Roche Holding AG (participation certificate)	5,341	1,752,163
Sanofi SA sponsored ADR	23,122	1,061,069
		5,361,616

TOTAL HEALTH CARE		20,304,641

INDUSTRIALS - 13.1%
Aerospace & Defense - 2.2%
L3Harris Technologies, Inc.	7,400	1,346,134
Northrop Grumman Corp.	5,500	1,604,130
		2,950,264
Air Freight & Logistics - 0.6%
Deutsche Post AG	14,900	740,047
Building Products - 2.4%
Johnson Controls International PLC	15,500	864,745
Owens Corning	15,800	1,280,116
Trane Technologies PLC	7,429	1,138,420
		3,283,281
Electrical Equipment - 1.1%
Regal Beloit Corp.	7,400	1,011,358
Vestas Wind Systems A/S	2,732	512,319
		1,523,677
Industrial Conglomerates - 2.7%
3M Co.	10,200	1,785,612
Siemens AG	12,200	1,888,087
		3,673,699
Machinery - 4.0%
ITT, Inc.	13,300	1,103,634
Oshkosh Corp.	17,400	1,844,400
Otis Worldwide Corp.	9,950	633,915
Pentair PLC	17,300	967,589
Stanley Black & Decker, Inc.	4,900	856,716
		5,406,254
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	4,100	196,103

TOTAL INDUSTRIALS		17,773,325

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 2.0%
Cisco Systems, Inc.	61,625	2,765,114
Electronic Equipment & Components - 1.5%
TE Connectivity Ltd.	15,292	1,988,419
IT Services - 1.9%
Amdocs Ltd.	10,262	777,962
Capgemini SA	3,900	626,543
Cognizant Technology Solutions Corp. Class A	15,921	1,169,875
		2,574,380
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	5,000	912,750
Software - 0.4%
NortonLifeLock, Inc.	31,572	615,970

TOTAL INFORMATION TECHNOLOGY		8,856,633

MATERIALS - 3.7%
Chemicals - 1.4%
DuPont de Nemours, Inc.	15,893	1,117,596
International Flavors & Fragrances, Inc.	5,218	707,091
		1,824,687
Metals & Mining - 2.3%
BHP Billiton Ltd. sponsored ADR	2,200	167,002
Lundin Mining Corp.	138,400	1,584,542
Newmont Corp.	25,771	1,401,427
		3,152,971

TOTAL MATERIALS		4,977,658

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	4,200	907,746
Simon Property Group, Inc.	7,906	892,746
		1,800,492
Real Estate Management & Development - 2.2%
CBRE Group, Inc. (a)	38,628	2,926,844

TOTAL REAL ESTATE		4,727,336

UTILITIES - 9.0%
Electric Utilities - 6.8%
Duke Energy Corp.	16,600	1,420,794
Evergy, Inc.	22,800	1,222,764
Exelon Corp.	38,294	1,478,148
PG&E Corp. (a)	139,900	1,470,349
Portland General Electric Co.	17,400	733,584
PPL Corp.	25,000	654,750
Southern Co.	37,924	2,151,049
		9,131,438
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	25,100	432,975
Multi-Utilities - 1.9%
Dominion Energy, Inc.	29,900	2,042,768
NiSource, Inc.	26,000	561,600
		2,604,368

TOTAL UTILITIES		12,168,781

TOTAL COMMON STOCKS
(Cost $102,429,510)		131,810,421

Nonconvertible Preferred Stocks - 2.2%
INFORMATION TECHNOLOGY - 2.2%
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co. Ltd.
(Cost $1,858,473)	45,450	2,934,534
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $104,287,983)		134,744,955
NET OTHER ASSETS (LIABILITIES) - 0.6%		860,317
NET ASSETS - 100%		$135,605,272

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$451
Total	$451

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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